Trade and other payables	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Trade and other payables	14. Trade and other payables

	June 30, 2026	December 31, 2025
	€	€
Trade payables	2,793,702	5,114,186
	2,793,702	5,114,186